Expense Example - Perkins Discovery Fund - Investor	Jul. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 253
Expense Example, with Redemption, 3 Years	1,218
Expense Example, with Redemption, 5 Years	2,188
Expense Example, with Redemption, 10 Years	$ 4,640